Related Party Transactions Related Party Transactions - Service Agreements (Details) (USD $) Share data in Millions, unless otherwise specified	5 Months Ended	6 Months Ended	5 Months Ended	6 Months Ended			12 Months Ended					6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended							6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended			0 Months Ended	3 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013 Cheniere Energy, Inc. [Member] Management Services Agreement [Member]	Jun. 30, 2014 Cheniere Energy, Inc. [Member] Management Services Agreement [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member]		Jun. 30, 2014 Cheniere Energy Partners, LP [Member] Service Agreements [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member] Service Agreements [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Service Agreements [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Service Agreements [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP [Member] Service Agreements [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] Cheniere LNG Terminals, LLC [Member] Cheniere Partners Services Agreement [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Cheniere LNG Terminals, LLC [Member] Cheniere Partners Services Agreement [Member]	Feb. 01, 2013 Cheniere Energy Partners, LP _ Cheniere Energy, Inc [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Cheniere Energy, Inc [Member] item	Feb. 01, 2013 Cheniere Energy Partners, LP _ Cheniere Energy, Inc [Member]	Jan. 31, 2013 Cheniere Energy Partners, LP _ Cheniere Energy, Inc [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere LNG Terminals, LLC [Member] Management Services Agreement [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere LNG Terminals, LLC [Member] Management Services Agreement [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere Energy, Inc. [Member] Operation and Maintenance Agreement [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member] Cheniere Energy Investments, LLC [Member] Operation and Maintenance Agreement [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Cheniere LNG Terminals, LLC [Member] Management Services Agreement [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Cheniere LNG Terminals, LLC [Member] Management Services Agreement [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Cheniere Energy Investments, LLC [Member] Operation and Maintenance Agreement [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Cheniere Energy Investments, LLC [Member] Operation and Maintenance Agreement [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Cheniere Creole Trail Pipeline LP [Member] Cheniere LNG Terminals, LLC [Member] Management Services Agreement [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Cheniere Creole Trail Pipeline LP [Member] Cheniere LNG Terminals, LLC [Member] Management Services Agreement [Member]	Feb. 01, 2013 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member] item	Feb. 01, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	Feb. 01, 2013 Subsequent Event [Member] Cheniere Energy Partners, LP _ Cheniere Energy, Inc [Member]	Jun. 30, 2014 Subsequent Event [Member] Cheniere Energy Partners, LP _ Cheniere Energy, Inc [Member] item	Feb. 01, 2013 Subsequent Event [Member] Cheniere Energy Partners, LP _ Cheniere Energy, Inc [Member]	Jan. 31, 2013 Subsequent Event [Member] Cheniere Energy Partners, LP _ Cheniere Energy, Inc [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Committed Annual Fee			$ 1,000,000	$ 1,000,000
Related Party Transactions, Committed Quarterly Fee			250,000	250,000
Advances to Affiliate Current					1,899,000		14,737,000	4,987,000	[1]
General and administrative expense—affiliate	39,000	507,000		500,000	50,125,000	59,759,000	129,836,000	61,081,000	[1]	23,322,000	[1]	50,100,000	59,800,000	113,000,000	53,500,000	19,000,000
Related Party Agreement Term			1 year	1 year
Related Party Agreement, Renewal Additional Term			1 year	1 year
Related Party Agreement, Nonrenewal Notice Period			90 days	90 days
Related Party Agreement, Termination Notice Period After Separation Event			60 days	60 days
Related Party Agreement, Termination Period After Separation Event Notice			90 days	90 days
Related Party Agreement, Maximum Period Of Service After Separation Event Termination Notice			6 months	6 months
Operating and maintenance expense—affiliate					9,291,000	17,220,000	29,304,000	18,540,000	[1]	13,719,000	[1]	9,300,000	17,200,000
Loss Contingency, New Claims Filed, Number																				4														4				4
Number of shares available for issuance under 2011 Plan																					35	10													35	10			35	10
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized																			25														25				25
Quarterly non-accountable overhead reimbursement charge																	2,800,000	2,800,000
Related Party Transaction, Committed Monthly Fee																							$ 520,000	$ 520,000	$ 130,000	$ 130,000	$ 541,667	$ 541,667	$ 83,333	$ 83,333
Related Party Transaction, Bonus Percentage Entitled Upon Meeting Certain Criteria																									50.00%	50.00%
Monthly fee as a percentage of capital expenditures incurred in the previous month																											2.40%	2.40%	0.60%	0.60%	3.00%	3.00%

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.